OTHER CURRENT ASSETS (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Assets [Abstract]
Deferred income tax assets (Note 16)	427	117
Cash held as collateral	423	42
Fair value of derivative contracts (Note 23)	409	395
Other	170	164
Regulatory Assets (Note 9)	16	42
Assets held for sale (Note 6)	0	85
Total other current assets	1,445	845